Subsequent Events (Details Narrative) - USD ($)		3 Months Ended	6 Months Ended
	Jul. 10, 2018	Sep. 30, 2018	Sep. 30, 2018	Mar. 31, 2018
Number of ordinary shares were reserved for issuance		124,720,000	124,720,000	124,720,000
Number of options granted		33,600,000
Exercise price of options granted
Fair value of stock option grants			$ 141,651
2018 Incentive Plan [Member]
Exercise price of options granted	$ 0.01
Requisite service period	4 years
Percentage of vested option shares	25.00%
Fair value of stock option grants	$ 141,651
2018 Incentive Plan [Member] | Senior Management and Employees [Member]
Number of options granted	5,000,000
2018 Incentive Plan [Member] | Third Party [Member]
Number of options granted	28,600,000